Related-party transactions (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Compensation of Key Management Personnel
Compensation of key management personnel

$ millions, for the year ended October 31		2025		2024
	Directors	Senior officers	Directors	Senior officers
Short-term benefits (1)	$2	$29	$2	$20
Post-employment benefits	–	2	–	2
Share-based benefits (2)	2	53	2	35
Termination benefits (3)	–	1	–	1
Total compensation	$4	$85	$4	$58

(1)
Comprises salaries, statutory and non-statutory benefits related to senior officers and fees related to directors recognized during the year. Also includes annual incentive plan payments related to senior officers on a cash basis.

(2)	Comprises grant-date fair values of awards granted in the year.
(3)	Comprises payments made in the period to key management personnel and former key management personnel.